Stockholders' Equity	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 13.

Stockholders' Equity

Preferred Stock

We are authorized to issue up to 10,000,000 shares of preferred stock, $.0001 par value per share. Our board of directors is authorized, subject to any limitations prescribed by law, to provide for the issuance of the shares of preferred stock in series, and by filing a certificate pursuant to the applicable law of the state of Florida, to establish from time to time the number of shares to be included in each such series, and to fix the designation, powers, preferences and rights of the shares of each such series and any qualifications, limitations or restrictions thereof. No shares of preferred stock have been issued or were outstanding at September 30, 2012 and March 31, 2012, respectively.

Common Stock

At September 30, 2012 and March 31, 2012, we were authorized to issue up to 750,000,000 shares of common stock, $.0001 par value per share, respectively.

At September 30, 2012 and March 31, 2012, the Company had 32,370,784 and 31,970,784 shares outstanding, respectively. Holders are entitled to one vote for each share of common stock (or its equivalent).

Effective June 15, 2011, based on a majority shareholder vote, our articles of incorporation were amended to increase our authorized common stock from 400,000,000 to 750,000,000 shares.

All share and per share information contained in this report gives retroactive effect to a 1 for 20 (1:20) reverse stock split of our outstanding effective October 27, 2011.

Share Issuances

Common Stock and Warrants

On June 1, 2011, the Company issued 75,000 warrants to a consulting firm representing the Company in Canada. The warrants vest over fourteen months, are exercisable for a period of three years from grant date and exercisable at $3.15 per share. The Company valued these warrants using the Black-Scholes model. The initial grant date fair value was $205,962 which is being recorded as consulting expenses in general and administrative expenses, over the vesting period with unvested components being marked-to-market every reporting period throughout the vesting term.

The assumptions used in the valuation on June 1, 2011 were as follows:

Number of shares underlying the warrants	75,000
Exercise price	$3.15
Volatility	175%
Risk-free interest rate	0.74%
Expected dividend yield	0.00%
Expected warrant life (years)	3.00

The assumptions in the re-measurement of the unvested warrants at September 30, 2012, were as follows:

Number of shares underlying the warrants	18,750
Exercise price	$3.15
Volatility	197%
Risk-free interest rate	0.24%
Expected dividend yield	0.00%
Expected warrant life (years)	1.67

The Company recognized a reduction in consulting expense under this agreement of $2,787 and $1,331 for the three month and six month periods ending September 30, 2012, respectively, and consulting expense of $32,484 and $95,292 for the three month and six month periods ending September 30, 2011, respectively.

The assumptions used in connection with the valuation of the initial warrants issued on May 27, 2011 for the acquisition of the Seen on TV intangible assets, and the remeasurement of those warrants and issuance of additional warrants on June 28, 2012, were as follows:

	June 28, 2012	May 27, 2011
Number of shares underlying the warrants	250,000	50,000
Exercise price	$0.64	$7.00
Volatility	185%	190%
Risk-free interest rate	0.69%	1.65%
Expected dividend yield	0.00%	0.00%
Expected warrant life (years)	3	5

The 250,000 shares issued on June 28, 2012 in connection with the acquisition of the Seen on TV intangible assets had a fair value of $257,500 based on the Company's stock price on June 28, 2012.

Effective December 6, 2011, the Company entered into an independent contractor agreement with Stratcon Partners, LLC pursuant to which Stratcon has agreed to provide the Company consulting and advisory services, including, but not limited to business marketing, management, budgeting, financial analysis, and investor and press relations. Under the agreement, Stratcon is also required to establish and maintain executive facilities and a business presence in New York City for the Company. The agreement is for an initial term of two years and may be terminated by either party upon written notice. In consideration of providing the services, Stratcon shall receive $12,500 per month. In addition, the Company has agreed to issue Stratcon an aggregate of 500,000 shares of restricted common stock, such shares vesting over a period of two years in four equal tranches. The closing price of the Company's common stock as reported on the OTC Markets on the Effective Date was $1.00. The Company has agreed to provide Stratcon rent reimbursement up to $2,500 per month for the New York office. Through September 30, 2012, the Company expensed approximately $204,500 related to these shares. During June 2012 the first tranche of 125,000 shares of restricted common stock vested and the $142,000 was reclassified from accrued expense to equity.

Effective December 6, 2011, the Company agreed to issue 25,000 shares of common stock to Mediterranean Securities Group, LLC in consideration of consulting services. As the agreement did not contain any vesting or forfeiture provisions, the entire fair value of $25,000, based on our stock price on the commitment date, was charged to consulting expenses and included in accrued expenses at March 31, 2012. During June 2012 these 25,000 shares were issued to Mediterranean Securities Group, LLC and $25,000 was reclassified from accrued expenses to equity.

Equity Compensation Plans

In May 2010, the Company adopted its 2010 Executive Equity Incentive Plan and 2010 Non Executive Equity Incentive Plan (collectively, the "Plans") and granted 600,000 options and 450,000 options, respectively, under TV Goods stock option plans.

In May 2010, our Board of Directors granted 600,000 options under the Executive Equity Incentive Plan, exercisable at $1.50 per share to two officers and directors of the Company. The shares vested over eighteen months from grant and are exercisable for five (5) years from grant date (May 26, 2010). In September 2011, October 2011, December 2011 and March 2012, our Board of Directors granted an additional 225,000 options to an officer and two directors under the Executive Equity Incentive Plan. The options vest over eighteen months (150,000 options) and two years (50,000 options) and are exercisable for five years from date of grant. At September 30, 2012, there were 350,000 options available for issuance under the Executive Equity Incentive Plan.

In May 2010, our Board also granted options to purchase an aggregate of 450,000 shares of our common stock with an exercise price of $1.50 per share under the Non Executive Equity Incentive Plan. The options granted vest over eighteen months from the date of the grant (May 26, 2010) and are exercisable for five (5) years from their grant date. On July 15, 2010, the Company issued an additional 50,000 shares under the Non Executive Incentive Plan under terms similar to the May 2010 grant. During the quarter ending December 31, 2010, 400,000 shares were forfeited due to termination of employment. In December 2010, an additional 100,000 options were granted under this plan. On September 26, 2011 and March 31, 2012, our Board granted an additional 300,000 and 75,000 options, respectively, under the Non Executive Plan to nine employees and one consultant. The options vest over eighteen months and are exercisable for five years from date of grant. At September 30, 2012, there were 295,000 shares available for future issuance under the Non Executive Equity Incentive Pan.

The fair value of each option is estimated on the date of grant using the Black Scholes options pricing model using the assumptions established at that time.

On June 4, 2012, the Company issued 30,000 options to a direct response consultant. The fair value of the options granted was estimated on the date of grant using the Black Scholes options pricing model using the assumptions established at that time. The following table includes the assumptions used in making this grant:

Number of shares underlying the warrants	30,000
Exercise price	$0.87
Volatility	185%
Risk-free interest rate	0.68%
Expected dividend yield	0.00%
Expected warrant life (years)	5

As the options vested upon grant, the entire fair value of $25,100 was charged to stock-based compensation immediately and is included in general and administrative expenses.

Stock based compensation for the three month and six month periods ending September June 30, 2012 totaled $53,616 and $135,108, respectively and is included in general and administration expenses.

Information related to options granted under both our option plans at September 30, 2012 and September 30, 2011 and activity for the periods then ended is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding at April 1, 2012	1,025,000	$1.31	-	$-
Granted	30,000.87		-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Outstanding at September 30, 2012	1,055,000	$1.29	3.42	$-
Exercisable at September 30, 2012	880,000	$1.37	3.26	$-

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding at April 1, 2011	800,000	$1.58	-	$-
Granted	450,000	1.01	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Outstanding at September 30, 2011	1,250,000	$1.38	4.18	$-
Exercisable at September 30, 2011	637,500	$1.55	3.67	$-

The weighted average grant date fair value of unvested options at September 30, 2012, was approximately $145,000 and will be expensed over a weighted average period of 4.21 years.

As of September 30, 2012, there were 350,000 options and 295,000 options available for further issuance through the 2010 Executive Equity Incentive Plan and the 2010 Non Executive Equity Incentive Plan, respectively.

No tax benefits are attributable to our share based compensation expense recorded in the accompanying financial statements because we are in a net operating loss position and a full valuation allowance is maintained for all net deferred tax assets. For stock options, the amount of the tax deductions is generally the excess of the fair market value of our shares of common stock over the exercise price of the stock options at the date of exercise.

In the event of any stock split of our outstanding common stock, the Board of Directors in its discretion may elect to maintain the stated amount of shares reserved under the Plans without giving effect to such stock split. Subject to the limitation on the aggregate number of shares issuable under the Plans, there is no maximum or minimum number of shares as to which a stock grant or plan option may be granted to any person. Plan options may either be (i) ISOs, (ii) NSOs (iii) awards of our common stock or (iv) rights to make direct purchases of our common stock which may be subject to certain restrictions. Any option granted under the Plans must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant, but the exercise price of any ISO granted to an eligible employee owning more than 10% of our outstanding common stock must not be less than 110% of fair market value on the date of the grant. The Plans further provide that with respect to ISOs the aggregate fair market value of the common stock underlying the options which are exercisable by any option holder during any calendar year cannot exceed $100,000. The term of each plan option and the manner in which it may be exercised is determined by the Board of Directors or the compensation committee, provided that no option may be exercisable more than 10 years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the common stock, no more than five years after the date of the grant.

Note 14.

Stockholders' Equity

Preferred Stock

We are authorized to issue up to 10,000,000 shares of preferred stock, $.0001 par value per share. Our board of directors is authorized, subject to any limitations prescribed by law, to provide for the issuance of the shares of preferred stock in series, and by filing a certificate pursuant to the applicable law of the state of Florida, to establish from time to time the number of shares to be included in each such series, and to fix the designation, powers, preferences and rights of the shares of each such series and any qualifications, limitations or restrictions thereof. No shares of preferred stock have been issued or were outstanding at March 31, 2012 and 2011, respectively.

Common Stock

At March 31, 2012 and 2011 we were authorized to issue up to 750,000,000 shares and 400,000,000 shares of common stock, $.0001 par value per share, respectively.

At March 31, 2012 and 2011, the Company had 31,970,784 and 10,886,374 shares outstanding, respectively. Holders are entitled to one vote for each share of common stock (or its equivalent).

Effective June 15, 2011, based on a majority shareholder vote, our articles of incorporation were amended to increase our authorized common stock from 400,000,000 to 750,000,000 shares.

All share and per share information contained in this report gives retroactive effect to a 1 for 20 (1:20) reverse stock split of our outstanding effective October 27, 2011 and a 30 for 1 (30:1) forward stock split of our outstanding common stock effective March 17, 2010 and the reverse recapitalization transaction completed in May 2010.

Share Issuances

Common Stock and Warrants

On April 1, 2011, the Company issued 5,000 shares under a financial consulting and management agreement with a fair value of $75,000. The fair value of the common shares was derived from the closing price of our common stock on the contract commitment date.

On April 18, 2011, the Company issued 6,849 shares under a one year infomercial monitoring agreement. The transaction had fair value of $100,000 on the commitment date based on the closing price of our common stock. The fair value of the stock granted was recorded as a prepaid expense and is being amortized over the term of the agreement.

On June 15, 2011, the Company issued a total of 292,500 common shares and (i) 380,250 Series A warrants exercisable at $3.00 per share, (ii) 146,250 Series B warrants exercisable at $5.00 per share and (iii) 146,250 Series C warrants exercisable at $10.00 per share. These securities, as further described in Note 7 - Private Placements, were issued in connection with a private placement completed in June 2011 with gross proceeds of $1,170,000.

On June 1, 2011, the Company issued 75,000 warrants to a consulting firm representing the Company in Canada. The warrants vest over fourteen months, are exercisable for a period of three years from grant date and exercisable at $3.15 per share. The Company valued these warrants using the Black-Scholes model. The initial grant date fair value was $205,962 which is being recorded as consulting expenses in general and administrative expenses, over the vesting period with unvested components being marked-to-market every reporting period throughout the vesting term. The assumptions used in the valuation on June 1, 2011 were as follows:

Number of shares underlying the warrants	75,000
Exercise price	$3.15
Volatility	175%
Risk-free interest rate	.74%
Expected dividend yield	0.00%
Expected warrant life (years)	3.00

The assumptions in the re-measurement of the unvested warrants at March 31, 2012 were as follows:

Number of shares underlying the warrants	37,500
Exercise price	$3.15
Volatility	211%
Risk-free interest rate	.33%
Expected dividend yield	0.00%
Expected warrant life (years)	2.17

The Company recognized consulting expense under this agreement of $73,873 for the year ended March 31, 2012.

On May 27, 2011, the Company issued 250,000 shares of its common stock and 50,000 Common Stock purchase warrants to the sole member of Seen On TV, LLC pursuant to an acquisition agreement with Seen on TV, LLC to acquire certain assets from Seen On TV, LLC, including but not limited to the "AsSeenOnTV.com" domain name. The shares had a fair value of $500,000 at the contract date. The fair value was derived from the closing price of our common stock on the contract commitment date. The Company also paid cash consideration to Seen On TV, LLC as part of this agreement during the year ended March 31, 2012 of $60,254 with an additional $7,000 paid for certain rights in the United Kingdom. As the acquisition agreement had not been completed as of March 31, 2012, the Company recorded the fair value of the shares issued and the cash consideration paid as a deposit on the acquisition. This transaction was completed on June 28, 2012. See Note 16. Subsequent Events. This transaction provides the Company with exclusive use of the domain name "AsSeenOnTV.com" only. The term or phrase "As Seen On TV" is not subject to trademark protection and has been, and will continue to be, used by others including on-line and retail outlet applications with no connection with, or benefit to, the Company. The common stock purchase warrants issued in this transaction had a fair value of $162,192 under the following assumptions:

Number of shares underlying the warrants	50,000
Exercise price	$7.00
Volatility	190%
Risk-free interest rate	1.65%
Expected dividend yield	0.00%
Expected warrant life (years)	5

On June 15, 2011 the Company and approximately twenty accredited investors entered into a securities purchase agreement and completed a closing of a private offering of 292,500 shares of the Company's common stock and three series of warrants to purchase up to 585,000 shares of common stock, in the aggregate, for aggregate gross proceeds of $1,170,000.

On June 22, 2011 the Company issued an aggregate of 331,303 shares of common stock to affiliates of Forge Financial Group, Inc., pursuant to the cashless exercise of warrants held by six affiliates of Forge Financial Group. The warrants were issued in connection with the placement agent agreement related to the Company's completed 2010 Private Placement Offering. The Company did not receive any proceeds in connection with the exercise of the warrants nor pay any commissions or fees in connection with the issuances.

On July 7, 2011, under a consulting agreement related to the Company's investor relations activities, the Company issued 5,000 shares with a fair value of $9,000 on the contract date. The fair value of the common stock issued was derived from the closing price of our common stock on the contract commitment date.

On August 17, 2011, under the Amendment Agreement entered into in connection with the Company's Bridge Debenture financing, the Company issued 292,500 shares to its investors in the June 15, 2011 private placement.

On October 28, 2011 the Company, entered into and consummated a Securities Purchase Agreement with certain accredited investors for the private sale of 243.1 units (each, a "Unit") at $50,000 per Unit. Each Unit consists of (i) 62,500 shares of common stock, and (ii) warrants to purchase 62,500 shares of common stock at an initial exercise price of $1.00 per share (the "Warrants"). Accordingly, for each $0.80 invested, investors received one share of common stock and one Warrant. The Company received gross proceeds of $12,155,000 (net proceeds of approximately $10,591,000 after commissions and offering related expenses) and issued an aggregate of 15,194,695 shares of common stock and 15,193,750 Warrants to the investors pursuant to the Securities Purchase Agreement.

On November 18, 2011, the Company sold an additional 6.9 Units under the Securities Purchase Agreement, receiving an additional $345,000 in gross proceeds (net proceeds of $283,600 after commissions and offering related expenses), issuing an additional aggregate of 431,250 shares of Common Stock and 431,250 Warrants to investors.

The October 28, 2011 and November 18, 2011 closings brought the total raised under the Securities Purchase Agreement to $12,500,000.

A summary of the common shares and warrants issued in connection with the Company's $12,500,000 Unit Offering including the conversion of existing debt into the Unit Offering is as follows:

		Warrants exercisable at
	Common Shares	$0.64	$0.80	$1.00

Unit Offering investors	15,625,945			15,625,000
Unit Offering placement agent	100,000	1,164,375	1,562,500	1,562,500
12% convertible debenture conversion	2,869,688	8,789,063	-	2,869,688
Octagon convertible debenture conversion	1,171,875	-	-	1,171,875
Related party note conversion	133,750	-	-	133,750
	19,901,258	9,953,438	1,562,500	21,362,813

Effective December 6, 2011 the Company entered into an independent contractor agreement with Stratcon Partners, LLC pursuant to which Stratcon has agreed to provide the Company consulting and advisory services, including, but not limited to business marketing, management, budgeting, financial analysis, and investor and press relations. Under the agreement, Stratcon is also required to establish and maintain executive facilities and a business presence in New York City for the Company. The agreement is for an initial term of two years and may be terminated by either party upon written notice. In consideration of providing the services, Stratcon shall receive $12,500 per month. In addition, the Company has agreed to issue Stratcon an aggregate of 500,000 shares of restricted common stock, such shares vesting over a period of two years in four equal traunches. The closing price of the Company's common stock as reported on the OTC Markets on the Effective Date was $1.00. The Company has agreed to provide Stratcon rent reimbursement up to $2,500 per month for the New York office. The Company recorded $80,000 of consulting expense attributable to vesting of the common shares which is included in accrued expenses at March 31, 2012.

Effective December 6, 2011 the Company agreed to issue 25,000 shares of common stock to Mediterranean Securities Group, LLC in consideration of consulting services. As the agreement did not contain any vesting or forfeiture provisions, the entire fair value of $25,000, based on our stock price on the commitment date, was charged to consulting expenses and included in accrued expenses.

Equity Compensation Plans

In May 2010, the Company adopted its 2010 Executive Equity Incentive Plan and 2010 Non Executive Equity Incentive Plan (collectively, the "Plans") and granted 600,000 options and 450,000 options, respectively, under TV Goods stock option plans. These options were exchanged for Company options under the Merger Agreement.

In May 2010, our Board of Directors granted 600,000 options under the Executive Equity Incentive Plan, exercisable at $1.50 per share to two officers and directors of the Company. The shares vested over eighteen months from grant and are exercisable for five (5) years from grant date (May 26, 2010). In September 2011, October 2011, December 2011 and March 2012, our Board of Directors granted an additional 225,000 options to an officer and two directors under the Executive Equity Incentive Plan. The options vest over eighteen months (150,000 options) and two years (50,000 options) and are exercisable for five years from date of grant. At March 31, 2012, there were 350,000 options available for issuance under the Executive Equity Incentive Plan.

In May 2010, our Board also granted options to purchase an aggregate of 450,000 shares of our common stock with an exercise price of $1.50 per share under the Non Executive Equity Incentive Plan. The options granted vest over eighteen months from the date of the grant (May 26, 2010) and are exercisable for five (5) years from their grant date. On July 15, 2010, the Company issued an additional 50,000 shares under the Non Executive Incentive Plan under terms similar to the May 2010 grant. During the quarter ending December 31, 2010, 400,000 shares were forfeited due to termination of employment. In December 2010, an additional 100,000 options were granted under this plan. On September 26, 2011 and March 31, 2012, our Board granted an additional 300,000 and 75,000 options, respectively, under the Non Executive Plan to nine employees and one consultant. The options vest over eighteen months and are exercisable for five years from date of grant. At March 31, 2012, there were 325,000 shares available for future issuance under the Non Executive Equity Incentive Pan.

The fair value of each option is estimated on the date of grant using the Black Scholes options pricing model using the assumptions established at that time. The following table includes the weighted average assumptions used for options issued in the fiscal years ending March 31, 2012 and 2011, respectively.

	2012	2011
Dividend Yield	0.00%	0.00%
Expected volatility	194%	79%
Risk-free interest rate	0.56%	2.07%
Expected life (years)	3	5
Forfeiture rate	10%	10%

Information related to options granted under both our option plans at March 31, 2012 and 2011, respectively, and activity for the years then ended is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at April 1, 2010	-	$-	-	$-
Granted	1,200,000	1.58	-	-
Exercised	-	-	-	-
Forfeited	(400,000)	1.50	-	-
Expired	-	-	-	-

Outstanding at April 1, 2011	800,000	$1.58	-	$-
Granted	600,000	1.01	-	-
Exercised	-	-	-	-
Forfeited	(375,000)	1.06	-	-
Expired	-	-	-	-

Outstanding at March 31, 2012	1,025,000	$1.31	3.89	$-
Exercisable at March 31, 2012	700,000	$1.41	3.55	$-

The weighted average grant date fair value of unvested options at March 31, 2012 totaled $284,719 and will be expensed over a weighted average period of 4.50 years.

As of March 31, 2011, there were 100,000 options and 300,000 options available for further issuance through the 2010 Executive Equity Incentive Plan and the 2010 Non Executive Equity Incentive Plan, respectively.

No tax benefits are attributable to our share based compensation expense recorded in the accompanying financial statements because we are in a net operating loss position and a full valuation allowance is maintained for all net deferred tax assets. For stock options, the amount of the tax deductions is generally the excess of the fair market value of our shares of common stock over the exercise price of the stock options at the date of exercise.

In the event of any stock split of our outstanding common stock, the Board of Directors in its discretion may elect to maintain the stated amount of shares reserved under the Plans without giving effect to such stock split. Subject to the limitation on the aggregate number of shares issuable under the Plans, there is no maximum or minimum number of shares as to which a stock grant or plan option may be granted to any person. Plan options may either be (i) ISOs, (ii) NSOs (iii) awards of our common stock or (iv) rights to make direct purchases of our common stock which may be subject to certain restrictions. Any option granted under the Plans must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant, but the exercise price of any ISO granted to an eligible employee owning more than 10% of our outstanding common stock must not be less than 110% of fair market value on the date of the grant. The Plans further provide that with respect to ISOs the aggregate fair market value of the common stock underlying the options which are exercisable by any option holder during any calendar year cannot exceed $100,000. The term of each plan option and the manner in which it may be exercised is determined by the Board of Directors or the compensation committee, provided that no option may be exercisable more than 10 years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the common stock, no more than five years after the date of the grant.